Insurance Subsidiary Financial Information and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Combined Statutory Net Income (Loss)

The tables below include the combined statutory net loss and statutory capital and surplus for our U.S. domiciled insurance subsidiaries:

	Years ended December 31,
(Amounts in millions)	2012	2011	2010
Combined statutory net income (loss):
Life insurance subsidiaries, excluding captive life reinsurance subsidiaries	$378	$(69)	$24
Mortgage insurance subsidiaries	(137)	(684)	(925)

Combined statutory net loss, excluding captive reinsurance subsidiaries	241	(753)	(901)
Captive life insurance subsidiaries	(478)	(146)	(132)

Combined statutory net loss	$(237)	$(899)	$(1,033)

Schedule of Combined Statutory Capital and Surplus

	As of December 31,
(Amounts in millions)	2012	2011
Combined statutory capital and surplus:
Life insurance subsidiaries, excluding captive life reinsurance subsidiaries	$2,550	$2,294
Mortgage insurance subsidiaries	735	792

Combined statutory capital and surplus	$3,285	$3,086